Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (42,476)	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	40	70	136
Gain on fixed asset disposal		(100)
Amortization of premium (accretion of discount) on short-term investments, net	21	303	98
Stock-based compensation expense	304	134	125
Research and development expense to be settled in stock	10,296
Non-cash interest	165
Change in fair value of warrant liability and other liability	264
Milestone payment settled with stock	1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(6,463)	(133)	95
Other long-term assets	25	(27)
Accounts payable	(301)	(94)	(1,121)
Accrued expenses	819	1,491	(922)
Deferred revenue			(1,615)
Net cash used in operating activities	(35,896)	(12,986)	(18,293)
Investing activities
Purchases of property and equipment	(176)	(14)	(32)
Proceeds from sale of equipment		149
Purchases of marketable securities	(32,479)	(24,120)	(36,035)
Maturities of marketable securities	8,855	39,655	53,690
Net cash (used in) provided by investing activities	(23,800)	15,670	17,623
Financing activities
Proceeds from the sale of common stock		2
Proceeds from exercise of stock options	204
Net proceeds from the issuance of preferred stock	62,116
Proceeds on note payable	12,500
Discount on note payable	(366)
Deferred financing costs	(56)
Payments on notes payable	(156)		(8)
Net cash provided by (used in) financing activities	74,242	2	(8)
Net increase (decrease) in cash and cash equivalents	14,546	2,686	(678)
Cash and cash equivalents at beginning of year	10,582	7,896	8,574
Cash and cash equivalents at end of year	25,128	10,582	7,896
Supplemental Disclosures
Cash paid for interest	358
Noncash financing activities
Accretion of preferred stock issuance costs		173	181
Accretion of dividends on preferred stock	10,933	10,651	9,850
Accretion of preferred stock investor rights/obligations		1,318	1,374
Fair value of preferred stock issued in the recapitalization, net of issuance costs	85,879
Fair value of warrants issued	$ 463